Income tax - Tax liabilities (Details) - AUD ($) $ in Millions	Sep. 30, 2025	Sep. 30, 2024
Income tax
Current tax liabilities	$ 137	$ 569
Total tax liabilities	137	569
Parent Entity
Income tax
Current tax liabilities	61	408
Total tax liabilities	$ 61	$ 408